OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
OTHER FINANCIAL ASSETS [Text Block]

13. OTHER FINANCIAL ASSETS

	As at December 31,
	2024	2023
Marketable securities	895	1,333
Copper price options (Note 7)	26,568	3,724
Fuel call options (Note 7)	332	-
Other financial assets, current	27,795	5,057
Investment in private companies	500	1,200
Reclamation deposits	459	6,696
Other financial assets, long-term	959	7,896

The Company holds strategic investments in publicly traded and privately owned mineral exploration and development companies, including marketable securities. Marketable securities and investments in privately owned companies are accounted for at fair value through other comprehensive income.